FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2022
FINANCIAL ASSETS AND LIABILITIES
FINANCIAL ASSETS AND LIABILITIES
5.  FINANCIAL ASSETS AND LIABILITIES

Accounting policy

Measurement of financial assets and liabilities

The Company initially measures a financial asset at its fair value plus (in case of a financial asset that is not measured at fair value through profit or loss) transaction costs, with the exception of those measured at amortized cost and maintained within a business model with the objective to obtaining contractual cash flows that meet the principal and interest only criterion.

Debt financial instruments are subsequently measured at fair value through profit or loss, amortized cost or fair value through other comprehensive income.

The classification is based on two criteria: (i) the Company's business model for managing the assets; and (ii) whether the contractual cash flows from the instruments represent only principal and interest payments on the outstanding principal amount.

The Company recognizes its financial assets at amortized cost for financial assets held within a business model with the objective of obtaining contractual cash flows that satisfy the "Principal and Interest" criterion. This category includes trade receivables, cash and cash equivalents, receivables from related parties, other financial assets, dividends and interest on equity receivable.

Purchases or sales of financial assets that require the delivery of assets within a period established by regulation or market convention (regular trades) are recorded on the trade date, i.e., the date on which the Company enters into an agreement to buy or sell the asset. No remeasurement of financial assets was carried out.

Financial assets are derecognized when the rights to receive cash flows from these assets have expired or when the Company has transferred substantially all risks and rewards associated with ownership.

Financial liabilities are categorized based on whether they are measured at amortized cost or fair value through profit or loss. A financial liability is categorized as measured at fair value through profit or loss if it is held for trading, is a derivative, or was designated as such upon initial recognition. Financial liabilities are measured at fair value and the net result, including interest, is included in finance results. Other financial liabilities are subsequently measured using the effective interest method at their amortized cost. Interest expense and foreign exchange gains and losses are accounted for in the finance result.

The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled, or expired, or when its terms are modified and the cash flows of the modified liability are materially different, in which case a new financial liability is recognized at fair value based on the modified terms. Any gain or loss on derecognition is accounted for in profit or loss.

The Company's financial assets and liabilities are as follows:

	Note	December 31, 2022	December 31, 2021
Assets
Fair value through profit or loss
Cash and cash equivalents	5.2	1,134,030	8,103,713
Marketable securities	5.3	22,099,766	4,388,007
Derivative financial instruments	5.6	4,151,752	4,732,926
Other financial assets		89,238	320,193
		27,474,786	17,544,839
Amortized cost
Cash and cash equivalents	5.2	12,167,686	8,070,417
Trade receivables	5.7	3,927,542	2,745,853
Restricted cash	5.3	139,933	58,990
Receivables from related parties	5.8	476,542	416,491
Sectorial financial assets	5.10	342,333	558,310
Dividends and interest on equity receivable	16	161,147	519,965
		17,215,183	12,370,026
Total		44,689,969	29,914,865
Liabilities
Amortized cost
Loans, borrowings and debentures	5.4	(21,620,197)	(25,444,437)
Trade payables	5.9	(4,379,851)	(3,253,504)
Consideration payable		(223,960)	(234,960)
Other financial liabilities (i)		(954,547)	(726,423)
Leases	5.5	(3,532,158)	(3,267,678)
Railroad concession payable	12	(3,351,410)	(3,054,248)
Related parties payable	5.8	(387,736)	(287,609)
Dividends payable	16	(892,006)	(799,634)
Sectorial financial liabilities	5.10	(1,616,616)	(1,372,283)
Installment of tax debts	13	(208,760)	(200,664)
		(37,167,241)	(38,641,440)
Fair value through profit or loss
Loans, borrowings and debentures	5.4	(31,367,019)	(20,214,600)
Derivative financial instruments	5.6	(5,290,932)	(1,076,161)
		(36,657,951)	(21,290,761)
Total		(73,825,192)	(59,932,201)

(i)

The Company’s subsidiaries seek to improve their working capital efficiency by negotiating longer payment terms with their suppliers and entering into structured payment agreements (also known as reverse factoring) with third-party intermediaries, such as financial institutions.

On December 31, 2022,Rumo and Moove had advanced R$710,736 and R$64,099 with financial institutions, respectively, compared to R$519,082 and R$57,704 on December 31, 2021. The counterparties for these transactions were first-rate banks, lending at an average rate of 14.53% p.a. (10.60% p.a. on December 31, 2021) for Rumo and CDI + 2.5% p.a.(CDI + 2.5% p.a. on December 31, 2021) for Moove. The average term of these transactions, which are recorded at present value using the above rate, is approximately 109 and 102 days (90 and 107 days on December 31, 2021). The financial charges embedded in the transaction are recorded in finance result, totaling R$96,752 for the fiscal year ending December 31, 2022 (R$27,155 and R$ 25,264 for the fiscal year ending December 31, 2021 and 2020 respectively).

We also have a voluntary supply chain finance ("SCF") program that allows suppliers, at their sole discretion, to take advantage of our credit rating. Subsidiaries and their suppliers agree to commercial terms for the goods and services we purchase, including prices, quantities and payment terms, regardless of whether the supplier chooses to participate in the SCF program. The subsidiaries and their suppliers agree to the commercial terms for the goods and services we purchase, including prices, quantities, and payment terms. There are no modifications to any of our payment obligations to our suppliers. Under the SCF program, neither the Company nor any of its subsidiaries provide any guarantees. When contracted, the Company and its subsidiaries pay the financial institution the full nominal value of the originating obligation on the original payment date.

For the SCF program, the subsidiaries Rumo and Compass have supplier advances with financial institutions totaling R$107,133 and R$72,579 on December 31, 2022 (R$62,070 and R$91,933 on December 31, 2021).

The settlement flow of the balance of credits assigned by suppliers to financial agents is classified in the statement of cash flows as operating activities as this more accurately reflects the cash expenditure from the perspective of the Company's operations.

5.1. NET DEBT

The information in the table below presents a reconciliation of net debt, a non-GAAP financial measure. A non-GAAP financial measure is generally defined as one that is intended to measure financial performance but excludes or includes amounts that would not be adjusted for in the most comparable GAAP measure.

Net debt is also used to calculate certain leverage ratios. However, net debt is not a measure in accordance with the IFRS and should not be considered as a substitute for measures of debt determined in accordance with the IFRS and the Brazilian accounting standards.

	Note	December 31, 2022	December 31, 2021
Loans and financing	5.4	52,987,216	45,659,037
Financial instruments and derivatives on debt	5.6	1,228,928	(3,633,381)
		54,216,144	42,025,656

(-) Cash and cash equivalents	5.2	(13,301,716)	(16,174,130)
(-) Marketable securities	5.3	(22,099,766)	(4,388,007)
		(35,401,482)	(20,562,137)
Net debt		18,814,662	21,463,519

Covenants

The Company and its subsidiaries are required to comply with the following financial clauses per the terms of the main loan lines:

Debt		Goal	Index
4th issue debenture	Comgás	Short-term debt / total debt (iii) cannot exceed 0.6x	0.17
Debentures 4th to 9th issues		Net debt (i) / EBITDA (ii)cannot exceed 4.0x	1.64
BNDES
Resolution 4,131
Debenture 1st issue	Cosan		1.72
Senior Notes 2027	Cosan Luxembourg S.A.	Proforma net debt (iv) / pro forma EBITDA (ii)|(iv) cannot exceed 3.5x	2.19
Senior Notes 2029
Debenture (11th, 12th, 13th and 14th)	Rumo	ICJ (viii) = EBITDA / Finance result (v) cannot be less than 2.0x	2.87
ECA
Senior Notes 2028 (vi)	Rumo Luxembourg S.à r.l.	Net debt (i) / EBITDA (ii) cannot exceed 3.5x	2.25
Senior Notes 2032 (vi)
NC	Rumo
ECA
Debentures (vii)
BNDES	Sulgás		0.35
		Short-term debt / Total debt (iii) cannot exceed 0.8x	0.64
	Brado	ICSD (ix) cannot be less than 2.0x	2.84
	Brado	Net debt (i)/ EBITDA (ii) cannot exceed 3.0x	1.72
NCE	Brado	Net debt (i) / EBITDA (ii) cannot exceed 3.3x
Syndicated Loan	CLI	Net debt (i) / EBITDA (ii) cannot exceed 3.5x at the end of each quarter	1.98
		ICSD (ix) cannot be less than 2.5x at the end of each quarter	4.42

(i)	Net debt is composed of current and non-current debt, net cash and cash equivalents, derivative financial instruments on debt and marketable securities.
(ii)	Corresponds to the EBITDA accumulated over the previous twelve months.
(iii)	Total debt is the sum of current and non-current loans, borrowings and debentures, leasing, as well as current and non-current derivative financial instruments.
(iv)	Net debt and proforma EBITDA, including joint venture financial information. Net Debt and proforma EBITDA are non-GAAP measures.
(v)	The finance result of net debt is represented by the cost of net debt.
(vi)

Senior Notes due 2028 was the first Green issuance in the Latin American freight rail sector. The subsidiary Rumo is committed to using the resources to fully or partially finance ongoing and future projects that contribute to the promotion of a resource-efficient, low-carbon transport sector in Brazil. Eligible projects include "acquisition, replacement, and modernization of rolling stock," "Infrastructure for duplication of railway sections, new yards, and yard extensions," and "railway modernization." The subsidiary publishes an annual report detailing the progress of projects, which is available on the investor relations page.

Senior Notes due 2032 was an issue of Sustainability-Linked Bonds (SLBs), with the following sustainable targets: reduction of 17.6% by 2026 and 21.6% by 2030 in greenhouse gas emissions per Ton per useful kilometer (“TKU”) with the base date of December 2020 as the starting point. The subsidiary Rumo is subject to step-up of 25 basis points, which would increase the interest rate to 4.45% p.a., if these targets are not met.

(vii)	The 11th, 12th and 13th issues debentures have a contractual leverage ratio of 3.0x. However, they have a prior consent (waiver) that allows the broadcaster to extrapolate this index up to the limit of 3.5x until December 31, 2027.
(viii)	Interest Coverage Ratio (Índice de Cobertura de Juros) (“ICJ”).
(ix)	Debt Service Coverage Ratio (Índice de Cobertura do Serviço da Dívida) (“ICSD”).

Other ESG (Environmental, Social, and Corporate Governance) Commitments

The 2nd Malha Paulista Debenture is linked to the sustainable goal of reducing greenhouse gas emissions per TKU by 15% by 2023, using December 2019 as the base date. If this target is met, the Company will benefit from a 25 basis point step-down in each series, lowering the rate from 2024 to CDI + 1.54% in the 1st series and IPCA + 4.52% in the 2nd series.

On December 31, 2022, the Company and its subsidiaries were complying with all financial and non-financial covenants.

The terms of the loans include provisions for cross-default.

5.2. CASH AND CASH EQUIVALENTS

Accounting policy

Cash and cash equivalents consist of cash on hand, demand deposits, and highly liquid investments with maturities of three months or less from the date of acquisition and are subject to an insignificant risk of change in value.

	December 31, 2022	December 31, 2021
Cash and bank accounts	307,819	98,116
Savings account	974,198	2,594,723
Financial investments	12,019,699	13,481,291
	13,301,716	16,174,130

Financial investments include the following:

	December 31, 2022	December 31, 2021
Applications in investment funds
Repurchase agreements	1,181,280	1,680,328
Certificate of bank deposits - CDB	—	6,423,385
Others	123,052	—
	1,304,332	8,103,713
Applications in banks
Certificate of bank deposits – CDB (i)	10,396,376	2,321,614
Repurchase agreements (ii)	96,841	974,494
Others(iii)	222,150	2,081,470
	10,715,367	5,377,578
	12,019,699	13,481,291

(i)	Bank deposit certificates (Certificado de Depósito Bancário), or “CDB,” are securities issued by Brazilian financial institutions, with original maturities of up to 90 days, without penalties or other restrictions for their early redemption.
(ii)	Repurchase agreements refer to the purchase of securities, with a commitment to repurchase them at a rate previously established by the parties, usually with a fixed term of up to 90 days, for which there are no penalties or other restrictions for their early redemption.
(iii)	The balance was primarily comprised of investments in time deposits in relation to Rumo Luxembourg’s amounts, via the raised Senior Notes (Bond) that matures in 2032, and with a weighted remuneration of 49 bps (0.47% p.a. on December 31, 2022).

The onshore financial investments are remunerated at rates around 100% of the interbank deposit certificate (Certificados de Depósitos Interbancários), or “CDI,” in 2022 (100% of CDI in 2021) and offshore financial investments are remunerated at rates around 100% of Fed Funds. The sensitivity analysis on interest rate risks is presented in Note 5.12.

5.3. MARKETABLE SECURITIES AND RESTRICTED CASH

Accounting policy

The valuation and classification of marketable securities are based on their fair value. Securities consist of all equity instruments with readily ascertainable fair values. The fair values of equity instruments are deemed readily determinable if the securities are listed or if a current market value or fair value can be determined even without a direct listing (for example, prices of shares in mutual funds).

Restricted cash is measured and classified at amortized cost, with an average maturity of between two and five years for government bonds, but they can be redeemed quickly and are subject to an insignificant risk of change in value.

	December 31, 2022	December 31, 2021
Marketable securities
Financial investment in listed entities (i)	19,586,193	—
Government security (ii)	2,421,297	4,371,645
ESG funds (iii)	91,103	15,311
Certificate of bank deposits - CDB	1,173	1,051
	22,099,766	4,388,007
Current	2,422,470	4,372,696
Non-current	19,677,296	15,311
Total	22,099,766	4,388,007
Restricted cash
Securities pledged as collateral	139,933	58,990
	139,933	58,990
Current	8,024	—
Non-current	131,909	58,990
Total	139,933	58,990

(i)	According to Note 1.3, financial investment in Vale is measured at fair value through profit or loss using the closing price at the reporting date. Such investment was classified as non-current assets, as the Company does not intend to sell these shares in the short term, although these shares are liquid and readily convertible into cash.
(ii)	The sovereign debt securities accrue interest linked to the Special System of Liquidation and Custody (Sistema Especial de Liquidação e Custódia), or “SELIC” rate, with a yield of approximately 100% of the CDI.
(iii)	On October 6, 2021, the Company invested in the Fifth Wall Climate Tech Fund, from the United States, as an investor and partner in a business that also gives preferential access to investments in startups developing carbon solutions. The investment is measured at fair value through profit or loss maturing in 5 years.

5.4. LOANS, BORROWINGS AND DEBENTURES

Accounting policy

Initial measurement is at fair value, net of transaction costs, and subsequent measurement is at amortized cost.

When the obligation specified in the contract is satisfied, canceled, or expires, they are derecognized. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-monetary assets transferred or liabilities assumed, is recorded as other financial revenue or expense in profit or loss.

Classified as current liabilities unless there is an unconditional right to defer settlement for at least one year after the date of the statement of financial position.

Initial measurement of financial guarantee contracts issued by the Company is at fair value, and if not designated at fair value in the finance result, the financial guarantee contracts are subsequently measured at the higher amount of:

i.   the amount of the obligation under the contract; and

ii.  the amount initially recognized less, as applicable, the accumulated amortization recognized according to revenue recognition policies.

The terms and conditions of outstanding loans are as follows:

	Financial Charges
Description	Indexer	Interest Rate	December 31, 2022	December 31,2021	Maturity	Goal
Secured
Resolution 4,131	Prefixed	—	—	148,932	11/01/2022	Working capital
	Prefixed	2.95%	868,367	—	10/01/2024	Investments
	Prefixed	0.25%	578,708	—	10/01/2024	Investments
	Prefixed	3.20%	2,009,452	—	10/01/2025	Investments
	Prefixed	0.25%	1,338,697	—	10/01/2025	Investments
	Prefixed	3.40%	1,966,061	—	10/01/2026	Investments
	Prefixed	0.25%	1,309,330	—	10/01/2026	Investments
	Prefixed	3.56%	816,172	—	10/01/2027	Investments
	Prefixed	0.25%	543,160	—	10/01/2027	Investments
BNDES	Prefixed	3.50%	378	727	01/01/2024	Investments
	Prefixed	5.86%	280,919	461,756	01/01/2025	Investments
	IPCA + 3.25%	9.50%	1,653,501	945,663	01/04/2029	Investments
	IPCA + 4.10%	10.40%	131,885	154,843	01/04/2029	Investments
	URTJLP	9.29%	2,221,900	2,598,623	07/01/2031	Investments
	IPCA + 5.74%	12.14%	544,925	—	04/01/2036	Investments
Debentures	CDI + 1.79%	15.68%	754,785	753,770	06/01/2027	Investments
	CDI + 1.30%	15.13%	759,175	746,725	10/01/2027	Investments
	IPCA + 4.77%	10.63%	632,440	694,898	06/01/2031	Investments
Bank credit note	IPCA	6.59%	806,028	646,624	01/01/2048	Investments
Export credit note	CDI + 1.03%	14.84%	98,003	86,707	02/01/2023	Investments
	CDI + 0.80%	14.56%	355,770	515,928	12/01/2023	Investments
	CDI + 2.07%	16.33%	50,467	—	03/01/2025	Working capital
	CDI + 2.25%	16.81%	62,760	60,700	01/05/2026	Investments
Export Credit Agency (“ECA”)	Euribor + 0.58%	1.94%	68,455	95,460	09/01/2026	Investments
	IPCA + 4.10%	18.47%	73,717	—	01/01/2030	Investments
			17,925,055	7,911,356
Unsecured
Debentures	CDI +0.50%	—	—	2,033,161	10/01/2022	Investments
	IPCA + 7.48%	—	—	165,478	12/01/2022	Investments
	IPCA + 5.87%	12.28%	907,366	873,474	12/01/2023	Investments
	CDI + 1.95%	15.87%	824,866	717,651	08/01/2024	Investments
	IPCA + 4.33%	10.64%	523,837	501,278	10/01/2024	Investments
	CDI + 2.65%	16.66%	1,819,837	1,858,837	08/01/2025	Investments
	IPCA + 7.36%	13.86%	114,014	108,451	12/01/2025	Investments
	IPCA + 4.68%	10.53%	518,680	543,752	02/01/2026	Investments

	CDI + 1.45%	15.30%	399,616	—	12/01/2026	Investments
	IGPM + 6.10%	12.36%	372,171	352,235	05/01/2028	Investments
	CDI + 1.50%	15.35%	407,308	—	05/01/2028	Investments
	CDI + 1.65%	15.53%	787,519	774,215	08/01/2028	Investments
	IPCA + 4.50%	10.34%	1,523,382	1,483,873	02/01/2029	Investments
	IPCA + 3.90%	9.71%	1,048,252	1,018,844	10/01/2029	Investments
	IPCA + 6.80%	12.77%	893,852	891,972	04/01/2030	Investments
	IPCA + 3.60%	9.39%	367,476	361,862	12/01/2030	Working capital
	IPCA + 5.12%	11.48%	491,153	484,974	08/01/2031	Investments
	CDI + 2.00%	15.92%	946,379	930,301	08/01/2031	Investments
	IPCA + 5.75%	12.15%	394,008	374,761	08/01/2031	Investments
	CDI + 1.90%	15.81%	1,120,577	—	01/05/2032	Investments
	IPCA + 5.99%	11.91%	435,780	—	06/01/2032	Investments
	IPCA + 5.73%	11.64%	537,261	505,584	10/01/2033	Investments
	IPCA + 4.00%	9.81%	941,203	952,671	12/01/2035	Investments
	IPCA + 4.54%	10.38%	80,987	126,668	06/01/2036	Investments
	IPCA + 5.22%	11.59%	467,841	477,578	08/01/2036	Investments
Senior Notes due 2023	Prefixed	—	—	685,550	03/01/2023	Acquisition
Senior Notes due 2025	Prefixed	—	—	2,981,335	01/01/2022	Acquisition
Senior Notes due 2029	Prefixed	5.50%	3,953,564	4,226,142	09/01/2029	Acquisition
Senior Notes due 2027	Prefixed	7.00%	3,587,265	4,305,928	01/01/2027	Acquisition
Senior Notes due 2028	Prefixed	5.25%	2,196,083	2,700,621	01/01/2028	Acquisition
Senior Notes due 2032	Prefixed	4.20%	2,124,051	2,800,716	01/01/2032	Acquisition
Perpetual Notes	Prefixed	8.25%	2,641,732	2,825,420	11/01/2040	Acquisition
Working capital	CDI + 1.60%	15.47%	100,170	100,157	06/01/2023	Working capital
	SOFR + 1.50%	1.50%	2,334,615	—	05/01/2027	Acquisition
Resolution 4,131	Prefixed	5.50%	45,124	—	05/01/2023	Investments
	Prefixed	3.67%	395,285	438,823	05/01/2023	Investments
	Prefixed	1.36%	377,705	414,378	02/01/2024	Investments
	Prefixed	2.13%	1,000,957	—	02/01/2025	Investments
Prepayment	1.27%	1.27%	151,871	166,355	7/1/2023	Working capital
	3M Libor + 1.00%	1.59%	104,667	111,955	10/01/2023	Working capital
Loans abroad	Prefixed	—	—	857	09/01/2022	Investments
	Prefixed	—	—	37,674	11/01/2022	Working capital
	6M Libor + 1.50%	—	—	263,501	12/01/2022	Acquisition
	Prefixed	1.90%	125,707	150,649	12/01/2023	Investments
			35,062,161	37,747,681
Total			52,987,216	45,659,037
Current			4,542,205	4,241,368
Non-current			48,445,011	41,417,669

For debts that have linked derivatives, the effective rates are shown in Note 5.6.

To calculate the average rates it was considered, on an annual basis, the annual average CDI of 13.65% p.a. (9.15% p.a. on December 31, 2021) and Long-term Interest Rate (Taxa de Juros de Longo Prazo), or “TJLP,” of 7.20% p.a. (5.32% p.a. on December 31, 2021).

Loans, borrowings and debentures that are classified as non-current have the following maturities:

	December 31, 2022	December 31, 2021
1 to 2 years	4,534,638	4,339,743
2 to 3 years	6,663,907	2,968,458
3 to 4 years	5,631,841	4,029,690
4 to 5 years	8,550,932	984,015
5 to 6 years	4,836,087	6,902,914
6 to 7 years	6,527,516	4,701,952
7 to 8 years	2,180,672	6,595,854
Over 8 years	9,519,418	10,895,043
	48,445,011	41,417,669

Loans, borrowings and debentures are denominated in the following currencies:

	December 31, 2022	December 31, 2022
Real	24,450,190	23,304,742
U.S. Dollar	18,912,917	21,806,154
Euro	5,728,508	96,317
Yen	3,769,894	—
Pound Sterling	125,707	451,824
	52,987,216	45,659,037

All debts denominated in US Dollars, Euros and Yen are hedged against foreign exchange risk through derivatives (Note 5.6), except for perpetual bonds.

Below are the changes in loans, borrowings, and debentures during the year ended December 31, 2022:

Balance as of January 1, 2021	42,249,460
Proceeds	12,548,547
Repayment of principal	(9,925,067)
Payment of interest	(2,321,868)
Interest, exchange rate and fair value	3,107,965
Balance as of December 31, 2021	45,659,037
Business combination (Note 8.3)	12,825
Proceeds (i)	23,886,960
Repayment of principal (i)	(15,278,378)
Payment of interest	(3,441,978)
Interest, exchange rate and fair value	2,148,750
Balance as of December 31, 2022	52,987,216

(i)	The presented values are primarily attributable to borrowings obtained in connection with the acquisition of Vale’s shares. See Note 1.3.

a)      Guarantees

The subsidiary Rumo has entered into financing agreements with financial institutions, which are also guaranteed according to each agreement, by bank guarantees, with an average cost of 0.66% p.a. or by collateral agreements and escrows. The balance of contracted bank guarantees was R$3,037,453 on December 31, 2022, compared to R$3,328,076 on December 31, 2021.

The subsidiary CLI has a bank guarantee for a loan from Cosan Lubrificantes SRL (“Moove Argentina”), with an average annual cost of 0.18%, and a bank guarantee with first-rate banks for the payment of third parties, with an average annual cost of 3.90%. The balance of contracted guarantees on December 31, 2022 was R$44,813.

The subsidiary Cosan Oito has guarantees with the banks related to the transaction described in Note 1.3.

b)     Unused lines of credit

The Company and its subsidiaries had unused bank lines of credit totaling R$3,052,287 on December 31, 2022 (R$3,648,023 on December 31, 2021). The use of these credit lines is subject to certain contractual terms.

c)     Fair value and exposure to financial risk

The fair value of the loans and debentures is based on the discounted cash flow using its implicit discount rate. They are classified as a level 2 fair value in the hierarchy (Note 5.10) due to the use of unobservable data, including own credit risk.

The details of the Company’s exposure to risks arising from loans are shown in Note 5.12.

    5.5 LEASES

Accounting policy:

Upon inception or modification of a contract, the Company assesses whether the contract is or contains a lease.

The lease liability is initially measured at the present value of the lease payments that are not made on the commencement date, discounted at the interest rate implicit in the lease or, if that rate cannot be determined easily, at the Company's incremental borrowing rate. The Company's incremental borrowing rate is generally used as the discount rate. At December 31, 2022 and 2021, the lessee’s incremental borrowing rate applied to the lease liabilities follows a range from 10.90% to 14.20% per year.

The lease payments included in calculating the lease are as follows:

i.fixed payments, including fixed payments in essence;

ii. index or rate dependent variable lease payments, which are initially calculated using the index or rate at the commencement date;

iii. amounts expected to be paid by the lessee under residual value guarantees; and

iv. the purchase option exercise price if the lessee is reasonably certain to exercise that option, and the payment of lease termination penalties if the lease term reflects the lessee's option to terminate the lease.

 To calculate the incremental borrowing rate, the Company:

i. where possible, uses the most recent third-party financing received by the individual tenant as a starting point, adjusted to reflect changes in financing terms since the third-party financing was received;

ii. uses an accrual approach that begins with a credit risk-adjusted risk-free interest rate for leases held by the Company that have not had any recent third-party financing; and

iii. makes specific adjustments to the lease, e.g., term, country, currency and security.

Variable lease payments that do not depend on an index or rate are recognized as expenses in the period in which the event or condition that generates these payments occurs.

The Company is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they become effective. When adjustments to lease payments based on an index or rate take effect, the lease liability is remeasured and adjusted against the right-of-use asset.

Lease payments are allocated between principal and finance cost. The financial cost is charged to the finance results over the lease term to generate a constant periodic interest rate on the remaining balance of the liability in each period.

Payments associated with short-term leases of equipment and vehicles, as well as all leases of low-value assets, are recognized as an expense in profit or loss on a straight-line basis. A short-term lease is a lease with a term of twelve months or less. Low-value assets include IT equipment and small office furnishings.

In determining the lease term, the Company considers all facts and circumstances that create a financial incentive to exercise or not exercise the extension option. Extension options (or periods after termination options) are only included in the lease term if there is a substantial likelihood that they will be exercised (or not terminated).

For warehouse and equipment leases, the following factors are typically most relevant: .

• If there are significant penalties for terminating (or not extending), the group is normally reasonably certain to extend (or not terminate).

•If leased property improvements are expected to have a significant remaining value, the Company has a good chance of extending the lease (or not terminate).

•herwise the Company considers other factors, including historical lease durations and the costs and business interruption required to replace the leased asset.

Most extension options on office and vehicle leases were not included in the lease because the Company could replace the assets without significant cost or business interruption. The subsequent measurement of the lease is valued using the effective interest rate method and the cost-amortization method. It is reassessed when there is a change in future lease payments resulting from a change in index or rate, if there is a change in the amounts expected to be paid under the residual value guarantee, if the Company changes its assessment, if an option will be exercised on purchase, extension, or termination, or if the revised lease payment is essentially fixed. When the lease is remeasured in this way, an adjustment corresponding to the carrying amount of the right-of-use asset is made or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Balance as of January 1, 2021	3,001,847
Business Combination (note 8.3)	3,281
Additions	142,562
Interest	426,313
Transfer between liabilities	(54,139)
Repayment of principal	(461,040)
Payment of interest	(165,301)
Monetary adjustment	374,155
Balance as of December 31, 2021	3,267,678
Business combination (Note 8.3)	174,229
Additions	224,714
Write-offs	(116,157)
Interest	377,449
Repayment of principal	(400,248)
Payment of interest	(211,611)
Monetary adjustment	221,077
Transfers between liabilities	(4,973)
Balance as of December 31, 2022	3,532,158

Current	550,529
Non-current	2,981,629
3,532,158

The lease agreements vary in term, with the final maturity occurring in December 2058. The amounts are updated annually by inflation indexes (such as I General Market Price Index (Índice Geral de Preços - Mercado), or “IGPM,” and Extended National Consumer Price Index (Índice Nacional de Preços ao Consumidor Amplo), or “IPCA”) or may incur interest based on the TJLP or CDI, and some of the contracts have renewal or call options that were considered in determining their classification as a lease.

The Company does not face a significant liquidity risk with regard to the payment of its lease liabilities. Lease liabilities are monitored within the Company's treasury function.

In addition to the amortization and allocation of interest and foreign exchange rate variation highlighted in the preceding tables, the following impacts to profit or loss were recognized for lease agreements not included in the measurement of lease liability:

	December 31, 2022	December 31, 2021	December 31, 2020
Variable lease payments not included in the recognition of lease obligations	56,612	35,482	24,045
Expenses related to short-term leases	14,986	30,507	34,101
Low asset leasing costs, excluding short-term leases	1,445	978	1,547
	73,043	66,967	59,693

5.6. DERIVATIVE FINANCIAL INSTRUMENTS

Accounting policy:

Initial recognition of derivatives at fair value occurs on the date a derivative contract is entered into, and derivatives are subsequently remeasured at fair value at the end of each reporting period. Whether subsequent changes in fair value are recorded depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged. The Company identifies certain derivatives as:

i.       fair value hedge of recognized assets or liabilities or of a firm commitment (fair value hedge); or

ii.      hedge of a particular risk associated with the cash flows of recognized assets and liabilities and highly probable forecasted transactions (cash flow hedge).

At the inception of the hedging relationship, the Company documents the economic relationship between the hedging instruments and the hedged items, including expected changes in the cash flows of the hedging instruments. The Company documents its risk management objective and strategy for hedging transactions. Changes in the fair value of any derivative instrument that do not qualify for hedge accounting are immediately recognized in profit or loss and included in other financial revenue (expenses).

The fair values of derivative financial instruments designated in hedging relationships are disclosed below. The total fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedged item is greater than 12 months; it is classified as a current asset or liability when the remaining maturity of the hedged item is less than 12 months.

The Company evaluates, both at the beginning of the hedging relationship and on an ongoing basis, whether the hedging instruments are anticipated to be highly effective in offsetting changes in the fair value or cash flows of the respective attributable hedged items. The actual results of each hedge for the hedged risk fall between 60% and 140%.

The Company maintains a portfolio of energy contracts (purchase and sale) designed to meet supply and demand for energy consumption or supply. In addition, there is a portfolio of forward positions comprising contracts. There is no purchase commitment associated with this portfolio's sales contract.

Taking into account its policies and risk limits, the Company has the flexibility to manage the contracts in this portfolio in order to profit from changes in market prices. This portfolio contains contracts that may be settled net in cash or another financial instrument (for example: by entering into an offsetting contract with the counterparty; or by "unwinding a position" from the contract prior to its exercise or expiration; or shortly after purchase, selling for the purpose of generating a profit from short-term fluctuations in price or gain on resale margin).

These energy purchase and sale transactions occur on an active market and qualify as financial instruments because they are settled at net cash value and are easily convertible to cash. These contracts are treated as derivatives and are recognized in the statement of financial position at fair value on the date the derivative is entered into and remeasured at fair value on each reporting date.

Financial assets and liabilities are offset, and the net amount is reported in the statement of financial position, when there is a legal right to offset the recognized amounts and intent to settle them on a net basis, or when the asset is realized and the liability is settled simultaneously. The legal right must be enforceable in the ordinary course of business and in the event of default, insolvency, or bankruptcy of the Company or the counterparty.

The estimated fair value of these derivatives is based in part on price quotations published in active markets, to the extent that such observable market data exists, and in part on valuation techniques that take into account: (i) prices established in recent purchase and sale transactions, (ii) margin of risk in the supply, and (iii) projected market price in the availability period. A fair value gain or loss is recognized at the end of the reporting date whenever the fair value at initial recognition for these contracts differs from the transaction price.

Observing the market value of Vale's shares, the Company determined the fair value of its equity financial assets and classified them accordingly. The equity forward was also measured and classified at fair value through profit or loss based on the Black & Scholes pricing model, which utilizes the stock price, volatility of the underlying stock, and interest rates as significant input parameters.

	Notional		Fair Value
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Foreign exchange rate derivatives
Forward agreements (i)	53,012	3,313,428	(485)	21,305
FX option agreements	676,214	—	25,360	—
Commodity option agreements (ii)	—	—	21,744	—
	729,226	3,313,428	46,619	21,305
Electricity derivatives
Forward agreements	—	1,407,476	—	(248,123)
	—	1,407,476	—	(248,123)
Foreign exchange and interest rate risk
Swap agreements (interest) (iii)	9,255,278	3,019,917	(155,518)	154,654
Swap agreements (interest and FX) (iv)	17,191,070	13,223,981	790,840	3,380,554
Forward agreements (interest and FX) (v)	12,811,427	—	760,152	—
Swap agreements (interest and inflation) (iii)	10,070,343	6,590,408	(500,444)	77,913
	49,328,118	22,834,306	895,030	3,613,121
Share price risk
Swap agreements (TRS) (vi)	1,515,827	1,074,113	43,130	270,462
Call Spread (v)	5,594,212	—	1,954,493	—
Collar (Vale Shares) (v)	16,931,662	—	(4,078,452)	—
	24,041,701	1,074,113	(2,080,829)	270,462
Total financial instruments			(1,139,180)	3,656,765

Current assets			1,086,698	194,878
Non-current assets			3,065,054	4,538,048
Current liabilities			(1,039,357)	(925,650)
Non-current liabilities			(4,251,575)	(150,511)
Total			(1,139,180)	3,656,765

(i)	To hedge exposures and expenses in foreign currency, the Company and its subsidiaries have foreign exchange forward agreements and/or options indexed to foreign exchange.
(ii)	Call options on Brent for hedging purposes, intended to provide protection in the event that the commodity's price rises above the agreed-upon price due to the Russia-Ukraine war.
(iii)	The Company structured derivatives to protect against exposure to pre-fixed interest in Reais in order to convert such debt into floating rate debt.
(iv)	The Company and its subsidiary Rumo conduct interest and foreign exchange swap operations, making the Company active in U.S. Dollar + fixed interest and passive in a portion of the CDI. In interest and inflation Swap operations, the Company is active in IPCA + fixed interest and passive in CDI percentage.
(v)	The Company structured derivatives, as described in Note 1.3, to protect against price fluctuations in Vale's shares.
(vi)	The Company entered into a Total Return Swap ("TRS") agreement with commercial banks. According to the TRS, which will have a financial settlement, Cosan will receive the return on the price variation of CSAN3 and RAIL3 shares, adjusted for dividends for the period, and will pay annual interest referenced to CDI + Spread. The contracted equivalent quantity of CSAN3 shares with TRS was 77,236,212 shares, and the initial total was R$1,265,790. The total initial value of RAIL3 shares through the TRS was R$244,647 and their contracted equivalent value was 15,440,900 shares. A portion of these operations is guaranteed by RAIL3 shares issued by Rumo. The Company's fair value loss on the TRS for the year ended December 31, 2022 was R$375,693 (a fair value gain of R$57,704 on December 31, 2021).

Below, we demonstrate the opening value of debt and non-debt derivative financial instruments:

	Note	December 31, 2022	December 31, 2021
Derivative financial instruments on debt	5.1	(1,228,928)	3,633,381
Non-debt derivative financial instruments		89,748	23,384
		(1,139,180)	3,656,765

Derivatives are only used for economic hedging purposes and not as speculative investments.

a)   Fair value hedge

The Company adopts fair value hedge accounting for some of its operations, both the hedging instruments and the hedged items are measured and recognized at fair value through profit or loss.

There is an economic relationship between the hedged item and the hedging instrument because the terms of the interest and FX rate swap correspond to the terms of the fixed-rate loan, i.e., notional amount, term, and payment. Since the underlying risk of the interest and FX rate swap is identical to the hedged risk component, the Company has established a hedge ratio of 1:1 for its hedging relationships. The Company employs the discounted cash flow method and compares changes in the fair value of the hedging instrument with changes in the fair value of the hedged item attributable to the hedged risk in order to evaluate the effectiveness of the hedge. According to the Company's assessment, the sources of hedge ineffectiveness that are most likely to impact the hedge relationship during its term are: (i) a reduction or change in the hedged item; and (ii) a change in the Company's or the contracted swap counterparty's credit risk. The following amounts were associated with the items designated as hedging instruments:

		Carrying amount		Accumulated fair value
	Notional	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
FX rate risk hedge
Designated items
Senior Notes 2025 (Rumo Luxembourg)	—	—	—	—	355,409
Senior Notes 2028 (Rumo Luxembourg)	(2,791,600)	(2,196,083)	(2,700,621)	(336,161)	108,756
Senior Notes 2032 (Rumo Luxembourg)	(2,259,375)	(2,124,051)	(2,938,939)	(629,220)	(14,775)
PPE 1 (Moove)	(157,800)	(156,884)	—	2,389	—
PPE 2 (Moove)	(110,400)	(104,667)	—	2,624	—
Total debt	(5,319,175)	(4,581,685)	(5,639,560)	(960,368)	449,390
Derivative financial instruments
Swaps Senior Notes 2025 (Rumo Luxembourg)	—	—	—	—	(120,326)
Swaps Senior Notes 2028 (Rumo Luxembourg)	2,791,600	(418,674)	266,526	685,200	277,542
Swaps Senior Notes 2032 (Rumo Luxembourg)	2,259,375	(128,986)	675,572	804,558	675,572
Swap PPE 1 (Moove)	157,800	(11,079)	—	(11,079)	—
Swap PPE 2 (Moove)	110,400	(7,067)	—	(7,067)	—
Total derivatives	5,319,175	(565,806)	942,098	1,471,612	832,788
Total	—	(5,147,491)	(4,697,462)	511,244	1,282,178

		Carrying amount		Accumulated fair value
	Notional	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Interest rate risk hedge
Designated items
Senior Notes 2023 (Cosan Luxembourg)	—	—	—	—	(188,083)
5th issue - single series (Comgás)	(684,501)	(907,366)	(873,474)	(33,892)	17,184
BNDES Project VIII (Comgás)	(1,000,000)	(851,689)	(921,949)	70,260	(921,949)
Debentures (Rumo)	(5,985,275)	(5,755,679)	(5,359,574)	(327,290)	149,491
Finem (Rumo)	(29,641)	(28,115)	—	(1,644)	—
CCB (Rumo)	(796,338)	(785,366)	—	(4,418)	—
Total debt	(8,495,755)	(8,328,215)	(7,154,997)	(296,984)	(943,357)
Derivative financial instruments
Swaps Senior Notes 2023 (Cosan Luxembourg)	—	—	—	—	10,057
Swaps 5th issue - single series (Comgás)	684,501	221,000	(189,928)	1,248	(401,669)
BNDES Project VIII (Comgás)	1,000,000	(90,193)	51,220	(61,242)	51,220
Swaps Debentures (Rumo)	5,985,275	(148,662)	(75,806)	72,856	(196,959)
Finem (Rumo)	29,641	(558)	—	558	—
CCB (Rumo)	796,338	(6,976)	—	6,976	—
Total derivatives	8,495,755	(25,389)	(214,514)	20,396	(537,351)
Total	—	(8,353,604)	(7,369,511)	(276,588)	(1,480,708)

b)     Fair value option

Certain derivative instruments have not been linked to documented hedging structures.

The Company chose to designate protected liabilities (hedge items) to be recorded at fair value through profit or loss. Considering that derivative instruments are always accounted for at fair value through profit or loss, the accounting effects are the same as those obtained by means of the documentation of a hedge:

			Carrying amount		Accumulated Fair Value
		Notional	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
FX rate risk
Items
Senior Notes 2027 (Cosan Luxembourg)	USD+7.0%	(3,391,505)	(3,587,265)	(4,305,928)	967,778	313,052
Export Credit Agreement (Rumo)	EUR + 0.58%	(100,198)	(68,455)	(95,460)	377	(1,337)
Resolution 4,131 (Direction)	USD+2.20%	—	—	(148,932)	247	4,412
Resolution 4,131 (Comgás - 2018)	USD + 3.67%	(268,125)	(395,285)	(438,823)	(2,680)	(18,230)
Resolution 4,131 (Comgás - 2021)	USD + 1.36%	(407,250)	(377,705)	(414,378)	15,545	5,526
Resolution 4,131 (Comgás - 2022)	USD + 2.13%	(1,097,400)	(1,000,957)	—	51,798	—
Total		(5,264,478)	(5,429,667)	(5,403,521)	1,033,065	303,423

Derivative instruments
Swap Senior Notes 2027 (Cosan Luxembourg)	126.85% of the CDI	3,391,505	1,285,454	2,047,237	(736,466)	45,181
FX and interest rate swap (Rumo)	108% of CDI	100,198	15,468	30,535	15,067	(3,096)
FX and interest rate swap (Rumo)	118% of CDI	—	—	47,527	47,527	(20,019)
EIB 3rd Tranche (Comgás)	88.5% of the CDI	—	—	—	—	844
EIB 4th Tranche (Comgás)	81.1% of the CDI	—	—	—	—	2,583
Resolution 4,131 (Comgás - 2018)	107.9% of the CDI	268,125	123,760	168,358	(61,685)	20,794
Resolution 4,131 (Comgás - 2020)	CDI + 2.75%	—	—	—	—	15,711
Resolution 4,131 (Comgás - 2021)	CDI + 1.25%	407,250	(50,245)	(514)	(88,612)	(6,628)
Resolution 4,131 (Comgás - 2022)	CDI + 1.20%	1,097,400	(160,369)	—	(217,215)	—
Total derivatives		5,264,478	1,214,068	2,293,143	(1,041,384)	95,408
Total		—	(4,215,599)	(3,110,378)	(8,319)	398,831

			Carrying amount		Accumulated fair value
		Notional	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Interest rate risk
Items
4th issue - 3rd series (Comgás)	IPCA + 7.36%	(114,818)	(114,014)	—	(114,014)	—
6th issue - single series (Comgás)	IPCA + 4.33%	(523,993)	(523,837)	—	(523,837)	—
9th issue - 1st series (Comgás)	IPCA + 5.12%	(500,000)	(491,153)	(484,974)	(6,179)	(484,974)
9th issue - 2nd series (Comgás)	IPCA + 5.22%	(500,000)	(467,841)	(477,578)	9,737	(477,578)
BNDES Projects VI and VII (Comgás)	IPCA + 4.10%	(160,126)	(131,885)	—	(131,885)	—
BNDES Project VIII (Comgás)	IPCA + 3.25%	(870,149)	(801,812)	—	(801,812)	—
BNDES Project IX (Comgás)	IPCA + 5.74%	(565,582)	(544,925)	—	(544,925)	—
Debentures (Rumo)	IPCA + 4.68%	(420,000)	(518,680)	(543,752)	(6,070)	82,474
Debentures (Rumo)	IPCA + 4.50%	(600,000)	(704,954)	(676,798)	(34,745)	131,153
Total		(4,254,668)	(4,299,101)	(2,183,102)	(2,153,730)	(748,925)

Derivative instruments
Swaps 4th issue - 2nd series (Comgás)	94.64% CDI	—	—	—	(3,900)	—
Swaps 4th issue - 3rd series (Comgás)	112.49% CDI	114,818	(778)	—	(5,096)	—
6th issue - single series (Comgás)	89.9% CDI	523,993	(10,419)	—	(26,161)	—
Swaps 9th issue - 1st series (Comgás)	109.20% CDI	500,000	(17,705)	5,776	(37,517)	5,776
Swaps 9th issue - 2nd series (Comgás)	110.50% CDI	500,000	(40,441)	12,939	(53,304)	12,939
BNDES Projects VI and VII (Comgás)	87.50% CDI	160,126	(2,046)	—	(6,923)	—
BNDES Project VIII (Comgás)	82.94% CDI	870,149	(21,039)	—	(48,613)	—
BNDES Project VIII (Comgás)	82.94% CDI	565,582	(6,632)	—	(6,632)	—
Debentures (Rumo)	107% CDI	420,000	76,194	71,375	(4,819)	(11,682)
Debentures (Rumo)	103% CDI	600,000	74,092	82,344	8,252	(41,468)
Total derivatives		4,254,668	51,226	172,434	(184,713)	(34,435)
Total		—	(4,247,875)	(2,010,668)	(2,338,443)	(783,360)

5.7. TRADE RECEIVABLES

Accounting policy

Trade receivables are initially recognized at the unconditional consideration amount due unless they contain significant financing components, in which case they are recognized at fair value. The Company holds trade receivables with the intention of collecting the contractual cash flows, and subsequently measures them at amortized cost using the effective interest rate method.

For the purpose of estimating credit losses, trade receivables have been categorized according to their credit risk characteristics and days overdue. Expected credit losses are recognized as a component of selling expenses.

The expected loss rates are derived from historical credit losses incurred during the period. Historical loss rates may be modified to reflect current and forecasted information regarding macroeconomic factors that influence the ability of customers to settle receivables. The Company has determined that the implied interest rate in the agreement is the most significant factor, and as a result, it adjusts historical loss rates based on the anticipated changes to this factor.

	December 31, 2022	December 31, 2021
Domestic market	3,085,227	1,810,867
Unbilled revenue (i)	968,147	975,588
Foreign market - foreign currency	28,786	74,450
	4,082,160	2,860,905

Expected credit losses	(154,618)	(115,052)
	3,927,542	2,745,853

Current	3,769,908	2,580,776
Non-current	157,634	165,077
	3,927,542	2,745,853

(i)      Unbilled revenue refers to the part of the gas supply in the month, whose measurement and billing have not yet been carried out.

The aging of trade receivables is as follows:

	December 31, 2022	December 31, 2021
Not overdue	3,514,756	2,484,633
Overdue
Up to 30 days	376,868	206,244
From 31 to 60 days	40,389	21,130
From 61 to 90 days	20,254	22,351
More than 90 days	129,893	126,547
Expected credit losses	(154,618)	(115,052)
	3,927,542	2,745,853

Changes in the expected credit losses are as follows:

Balance as of January 1, 2021	(136,024)
Provision / reversal	(10,762)
Foreign exchange	(340)
Write-offs	32,074
Balance as of December 31, 2021	(115,052)
Business combination (Note 8.3)	(31,923)
Provision / reversal	(28,463)
Foreign exchange	(4,905)
Write-offs	25,725
Balance as of December 31, 2022	(154,618)

5.8. RELATED PARTIES

Accounting policy

Commercial operations, involving related parties, are carried out at normal market prices. Financial and corporate transactions are carried out in accordance with the contracts established between the parties. Outstanding balances at year end are not guaranteed, are not subject to interest and are settled in cash. There were no guarantees given or received on any accounts receivable or payable involving related parties. At the end of each period, an analysis of the recovery of amounts and receivables is carried out and for the years ended December 31, 2022 and 2021 no provision was recognized.

Balances and transactions between the Company and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note.

a)      Accounts receivable and payable with related parties

	December 31, 2022	December 31, 2021
Current assets
Commercial operations
Raízen S.A. (i)	79,297	54,199
Termag - Maritime Terminal of Guarujá S.A.	14,286	14,286
Aguassanta Participacoes S.A.	2,184	2,956
Others	11,936	361
	107,703	71,802
Financial and corporate operations
Raízen S.A. (i)	20,586	8,978
Ligga S.A. (ii)	107,252	17,500
	127,838	26,478
Total current assets	235,541	98,280

Non-current assets
Commercial operations
Raízen S.A. (i)	47,731	47,732
Termag - Maritime Terminal of Guarujá S.A.	43,810	64,286
	91,541	112,018
Financial and corporate operations
Raízen S.A. (i)	149,347	205,958
Others	113	235
	149,460	206,193
Total non-current assets	241,001	318,211
Total assets	476,542	416,491

Current liabilities
Commercial operations
Raízen S.A. (i)	296,051	221,373
Aguassanta Participações S.A.	6,419	—
Others	20,569	6,365
	323,039	227,738
Financial and corporate operations
Raízen S.A. (i)	64,697	59,871
	64,697	59,871
Total current liabilities	387,736	287,609

(i)

Current and non-current assets receivable from Raízen S.A. and its subsidiaries are, substantially, tax credits that will be reimbursed to the Company when realized. The preferred shares are used by Raízen to reimburse Cosan, with preferred dividends, when the net operating loss is consumed in Raízen.

Current liabilities represent Cosan S.A.'s obligation to reimburse Raízen S.A. and its subsidiaries for expenses related to legal disputes and other liabilities incurred prior to the formation of the joint venture.

(ii)	Advance for future capital increase.

b)     Related party transactions

	December 31, 2022	December 31, 2021	December 31, 2020
Operating income
Raízen S.A. and its subsidiaries	908,588	679,500	675,436
Others	6,910	—	268
	915,498	679,500	675,704
Purchase of products / inputs / services
Raízen S.A. (i)	(2,528,022)	(1,576,070)	(1,136,691)
Other	—	—	(939)
	(2,528,022)	(1,576,070)	(1,137,630)
Shared income (expenses)
Raízen S.A.	(68,120)	(73,831)	(81,018)
Others	96	—	—
	(68,024)	(73,831)	(81,018)
Finance result
Raízen S.A.	(106)	4,937	6,345
Cosan Limited	—	—	—
Other	(92)	—	47
	(198)	4,937	6,392
Total	(1,680,746)	(965,464)	(536,552)

c)     Managers’ and directors’ compensation

The Company has a compensation policy approved by the Board of Directors. Compensation of the Company’s key management personnel includes salaries, contributions to a post-employment defined benefit plan and share-based payment. We present below the consolidated balance as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Short-term benefits to officers and directors	160,020	177,405	102,250
Share-based compensation	77,210	68,209	15,441
Long-term benefits to officers and directors	26,563	5,863	—
Post-employment benefits	2,039	750	1,045
	265,832	252,227	118,736

5.9. TRADE PAYABLES

Accounting policy Due to the short-term nature of suppliers, their carrying amounts are the same as their fair values, and they are generally paid within 30 to 45 days of recognition.

	December 31, 2022	December 31, 2021
Materials and service suppliers	2,929,310	1,847,222
Natural gas and transportation suppliers (i)	1,393,418	1,314,946
Electricity and transportation suppliers	42,732	74,893
Fuels and lubricants suppliers	1,086	118
Other	13,305	16,325
	4,379,851	3,253,504

(i)      The open balance of natural gas supply primarily refers to the natural gas supply contracts with Petróleo Brasileiro S.A. (“Petrobras”).

5.10.  SECTORIAL FINANCIAL ASSETS AND LIABILITIES

Accounting policy:

The sectorial financial assets and liabilities of the subsidiaries Comgás and Gas Brasiliano Distribuidora S.A. (“Gas Brasiliano”), arise from the difference between the cost of gas and tax rates contained in the ordinances issued by the Regulatory Agency for Public Services of the State of São Paulo (“ARSESP”) and State agency for the regulation of delegated public services of Rio Grande do Sul (AGERGS), and those actually contemplated in the tariff, at each tariff readjustment/revision.

These differences between the realized cost and the cost considered in the tariff adjustments generate a right when the realized cost is higher than the cost considered in the tariff, and an obligation when the costs are lower than the cost considered in the tariff. ARSESP takes into account differences in the subsequent tariff adjustment and includes them in the distributors' tariff adjustment index.

In accordance with ARSESP’s Deliberation No. 1010, any remaining balances in existing regulatory deferral accounts at the conclusion of the concession will be indemnified to distributors or returned to users 12 months prior to the conclusion of the concession period. The balance consists of (i) the previous cycle (under amortization), which represents the balance already ratified by ARSESP and included in the tariff, and (ii) the cycle being formed, which represents the differences that will be ratified by ARSESP in the next tariff readjustment.

In addition, this Deliberation addressed the balance in the current tax account, which accumulated amounts related to tax credits used by distributors, but which are essentially part of the tariff composition and must be passed on via tariff.

The subsidiaries Comgás and Gas Brasiliano recognize, as a result of the aforementioned deliberation, that there is no longer any material uncertainty that would prevent the recognition of sectorial financial assets and liabilities as amounts effectively receivable or payable. Thus, sectorial financial assets and liabilities are reflected in their financial statements.

However, for the other distribution companies, sectorial financial assets and liabilities will only be recognized after the decision of the regulatory body.

The following demonstrates the change in net sectorial financial assets (liabilities) for the year ending on December 31, 2022:

	Sectorial asset	Sectorial liabilities	Total
Balance as of January 1, 2021	241,749	(565,911)	(324,162)
Cost of gas (i)	228,153	—	228,153
Tax credits (ii)	—	(167,397)	(167,397)
Monetary update (iii)	19,699	(263,410)	(243,711)
Extemporaneous credit (iv)	—	(375,565)	(375,565)
Deferral of IGP-M (v)	68,709	—	68,709
Balance as of December 31, 2021	558,310	(1,372,283)	(813,973)
Cost of gas (i)	(466,743)	—	(466,743)
Tax credits (ii)	—	16,876	16,876
Monetary update (iii)	80,996	(120,804)	(39,808)
Deferral of IGP-M (v)	110,013	—	110,013
Business combination (Note 8.3) (ii)	59,757	(140,405)	(80,648)
Balance as of December 31, 2022	342,333	(1,616,616)	(1,274,283)

Current	148,955	(67,419)	81,536
Non-current	193,378	(1,549,197)	(1,355,819)
	342,333	(1,616,616)	(1,274,283)

(i)	Refers to the difference between the cost of gas purchased and that contained in tariffs, which is fully classified as current assets since the regulator's deliberation calls for annual tariff recovery for the residential and commercial segments and quarterly tariff recovery for the other segments.
(ii)	Refers to the net amount of tax credits on tax benefits in the year.
(iii)	Recalculation of the gas current account and extemporaneous credit using the SELIC rate.
(iv)	Credit for the exclusion of ICMS from the PIS and COFINS base, see details in Note 6.
(v)	Appropriation of the deferral of the IGP-M for the residential and commercial segments.

5.11.  RECOGNIZED FAIR VALUE MEASUREMENTS

Accounting policy:

When the fair value of financial assets and liabilities cannot be derived from active markets, their fair value is determined by means of valuation techniques, such as the discounted cash flow model. When possible, inputs to these models are obtained from observable markets; however, when this is not possible, some judgment is required to determine fair values. In determining data such as liquidity risk, credit risk, and volatility, judgment is required. Variations in these variables may impact the reported fair value of financial instruments.

Specific valuation techniques used to value financial instruments include:

i.      the use of quoted market prices;

ii.     for swaps we use the present value of estimated future cash flows based on observable market curves; and

iii.    for other financial instruments we analyze the discounted cash flow.

Level 2 includes all resulting estimates of fair value when fair values are determined based on present values and discount rates are adjusted for counterparty or own credit risk.

The Company has an established control structure regarding the measurement of fair values.

Significant unobservable inputs and valuation adjustments are reviewed by Management on a regular basis. If third-party information, such as brokerage quotes or pricing services, is used to measure fair values, then Treasury evaluates evidence obtained from third parties to support the conclusion that these valuations comply with the Company's policy, including the market level.

The Board of Directors is informed of significant valuation issues. When determining the fair value of an asset or liability, the Company makes extensive use of observable market data. A fair value hierarchy categorizes fair values into different levels based on the inputs used in valuation techniques, as follows:

  Level 1: inputs represent unadjusted quoted prices for identical instruments traded in active markets.
  Level 2: inputs consist of directly or indirectly observable data (excluding Level 1 data), including quoted prices for similar financial instruments traded in active markets, quoted prices for identical or similar financial instruments traded in inactive markets, and other observable market data. The fair value of the Company's majority of investments in securities, derivative contracts, and bonds.
  Level 3: inputs for the asset or liability that are not based on market data that are observable (unobservable inputs). Due to the lack of market activity on these instruments or related observable data that can be corroborated at the measurement date, Management is required to make its own assumptions about unobservable inputs.

If the inputs used to measure the fair value of an asset or liability fall into different levels of the fair value hierarchy, then the entire fair value measurement is classified at the same level as the lowest-level entry that is significant to the entire measurement. Among the specific techniques used to value financial instruments are:

i.      use of quoted market prices;

ii.     fair value is determined by discounting estimated future cash flows to the present. Future cash flow estimates with a variable interest rate are based on quoted swap rates, futures prices, and interbank lending rates. When pricing interest rate swaps, estimated cash flows are discounted using a yield curve constructed from similar sources and reflecting the relevant benchmark interbank rate used by market participants for this purpose. The fair value estimate is subject to a credit risk adjustment that reflects the credit risk of the Company and its counterparty; this adjustment is computed using the credit spreads derived from the current credit default swap; and

iii.    analysis of the discounted cash flow for other financial instruments

The market value of the debts below are quoted on the Luxembourg Stock Exchange (Note 5.6) and are based on the quoted market price as follows:

		December 31, 2022	December 31, 2021
Senior Notes 2023	Cosan Luxembourg S.A.	—	100.26%
Senior Notes 2025	Rumo Luxembourg S.à rl.	—	103.04%
Senior Notes 2027	Cosan Luxembourg S.A.	100.92%	103.79%
Senior Notes 2028	Rumo Luxembourg S.à rl.	95.04%	103.42%
Senior Notes 2029	Cosan Luxembourg S.A.	94.30%	104.39%
Senior Notes 2032	Rumo Luxembourg S.à rl.	80.36%	94.34%
Perpetual Notes	Cosan Luxembourg S.A.	98.92%	102.17%

All resulting fair value estimates are included in level 2, with the exception of contingent consideration payables for which fair values have been determined using present values and discount rates adjusted for counterparty or own credit risk.

The carrying amounts and fair value of consolidated assets and liabilities are as follows:

				Assets and Liabilities Measured at Fair Value
		Carrying amount		December 31, 2022			December 31, 2021
	Note	December 31, 2022	December 31, 2021	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Investment funds	5.2	1,304,332	8,103,713	—	1,304,332	—	—	8,103,713	—
Marketable securities	5.3	22,099,766	4,388,007	19,586,193	2,513,573	—	—	4,388,007	—
Other financial assets		89,238	320,193	89,238	—	—	—	320,193	—
Investment properties (i)	10.5	14,103,060	3,886,696	—	—	14,103,060	—	—	3,886,696
Derivative financial instruments	5.6	4,151,752	4,732,926	—	4,151,752	—	—	4,732,926	—
Total		41,748,148	21,431,535	19,675,431	7,969,657	14,103,060	—	17,544,839	3,886,696

Liabilities
Loans, financing and debentures	5.4	(52,987,216)	(45,659,037)	—	(45,038,188)	—	(30,157,655)	(20,214,600)	—
Derivative financial instruments	5.6	(5,290,932)	(1,076,161)	—	(5,290,932)	—	—	(1,076,161)	—
Total		(58,278,148)	(46,735,198)	—	(50,329,120)	—	(30,157,655)	(21,290,761)	—

(i)	The fair value of investment properties was determined using the direct comparative method of market data applied to transactions involving similar properties (type, location, and quality of property) and, to a lesser extent, sales quotes for potential transactions involving comparable assets (level 3). The methodology used to determine fair value incorporates direct comparisons of market information, such as market research, homogenization of values, spot market prices, sales, distances, facilities, access to land, topography and soil, land use (crop type), and rainfall, among other data, in accordance with the standards issued by the Brazilian Association of Technical Standards ("ABNT"). On December 31, 2022, the discount rates used ranged from 11.20 to 13.75% p.a. (6.5 to 9% p.a. on December 31, 2021).

5.12.  FINANCIAL RISK MANAGEMENT

This note describes the group's exposure to financial risks and how these risks may affect future financial performance. To provide more context, current year profit and loss information has been included where applicable.

Risk	Exposure arising from	Measurement	Management
Market risk – foreign exchange	(i) Future commercial transactions. (ii) Recognized financial assets and liabilities not denominated in Brazilian reais.	(i) Cash flow forecasting (ii) Sensitivity analysis	Foreign currency.
Market risk – interest rate	Cash and cash equivalents, securities, loans, financing and debentures, leases and derivative financial instruments.	(i) Sensitivity analysis	Interest rate Swap.
Market risk - price	(i)Future business transactions. (ii)Investment in Securities	(i)Cash flow forecasting (ii)Sensitivity analysis	(i)Future price of electricity (purchase and sale) (iii)Derivative protection for valuation and devaluation of shares
Credit risk	Cash and cash equivalents, marketable securities, trade receivables, derivatives, receivables from related parties, dividends, and investment property	(i) Aging analysis by maturity (ii) Credit ratings	Availability of lines of credit
Liquidity risk	Loans, financing and debentures, accounts payable to suppliers, other financial liabilities, REFIS, leases, derivatives, payables to related parties and dividends.	(i) Cash flow forecasting	Availability of lines of credit

The Company's Management identifies, evaluates, and hedges financial risks in close collaboration with operating units. The Board of Directors provides written principles for managing global risk in addition to policies covering specific areas such as currency risk, interest rate risk, credit risk, use of derivative and non-derivative financial instruments, and investment of excess liquidity.

When all applicable criteria are satisfied, hedge accounting is used to eliminate the accounting mismatch between the hedging instrument and the hedged item. This will result in the effective recognition of interest expense at a fixed interest rate for hedged floating rate loans and inventory at the fixed foreign exchange rate for purchases hedged against foreign exchange risk.

The Company may opt for formal designation of new debt transactions for which it has swap-type derivative hedging instruments for foreign exchange rate variation and interest, as measured at fair value. The Fair Value Option is intended to eliminate inconsistencies caused by disparities between the measurement credits of certain liabilities and their hedging instruments. Consequently, both swaps and respective debts are measured at fair value. This option is irrevocable and must be exercised upon the operation's initial accounting entry.

The policy of the Company is to maintain a sufficient capital base to foster the confidence of investors, creditors, and the market, and to ensure the business's future growth. Each of its businesses' rate of return on capital is monitored by Management.

An analysis of the risk exposure that Management intends to cover determines the use of financial instruments to protect against these areas of volatility.

a)      Market risk

The objective of market risk management is to manage and control exposures to market risk within acceptable parameters, optimizing return.

The Company manages market risks with derivatives. All of these transactions are conducted in accordance with the Risk Management Committee's guidelines. Typically, the Company employs hedge accounting to mitigate profit or loss volatility.

  Foreign exchange risk

As of December 31, 2022 and 2021, the Company had the following net exposure to foreign exchange variation on assets and liabilities denominated in US Dollars, Euros, Yen and Pound Sterling:

	December 31,2022	December 31,2021
Cash and cash equivalents	1,138,948	3,811,598
Trade receivables	—	93,326
Trade payables	(97,259)	(4,721)
Loans, borrowings and debentures	(13,698,102)	(19,640,300)
Leases	(94,716)	(108,365)
Consideration payable	(223,960)	(234,960)
Derivative financial instruments (notional)	7,728,609	21,105,358
Foreign exchange exposure, net	(5,246,480)	5,021,936

The probable scenario considers the estimated exchange rates, made by a specialized third party, at the due date of the transactions for the companies with functional currency Brazilian reais (positive and negative, before tax effects), as follows:

			Scenarios
Instrument	Risk Factor	Probable	25%	50%	(25)%	(50)%
Cash and cash equivalents	Low FX rate	7,051	286,509	573,009	(286,490)	(572,990)
Trade payables	High FX rate	3,160	(18,941)	(41,042)	25,261	47,362
Derivative financial instruments	Low FX rate	1,001,928	(732,481)	(1,451,245)	802,517	1,628,860
Loans, borrowings and debentures	High FX rate	(398,592)	(5,730,777)	(11,461,553)	5,730,777	11,461,553
Leases	High FX rate	3,477	(20,839)	(45,155)	27,793	52,109
Effect on profit or loss before tax		617,024	(6,216,529)	(12,425,986)	6,299,858	12,616,894

The probable scenario considers the estimated exchange rates, made by a specialized third party, at the due date of the transactions for the companies with functional currency Brazilian reais (positive and negative, before tax effects), as follows:

	Exchange rate sensitivity analysis
	December 31, 2022		Scenario
		Probable	25%	50%	(25)%	(50)%
U.S.$	5.2177	5.2500	6.5625	7.8750	3.9375	2.6250
	€5.5694	5.7225	7.1531	8.5838	4.2919	2.8613
	£6.2785	6.6150	8.2688	9.9225	4.9613	3.3075
	¥0.0392	0.0410	0.0513	0.0615	0.0308	0.0205

ii.   Interest rate risk

The Company and its subsidiaries monitor fluctuations in variable interest rates associated with its loans and use derivative instruments to mitigate the risk associated with such fluctuations.

Below is a sensitivity analysis of interest rates on loans and financing and financial assets linked to the CDI rate with 25% and 50% pre-tax increases and decreases:

		Scenarios
Interest rate exposure	Probable	25%	50%	(25)%	(50)%
Cash and cash equivalents	1,699,515	1,931,748	2,355,898	1,088,365	665,854
Marketable securities	306,846	287,588	364,300	134,165	57,453
Restricted cash	18,420	18,380	22,985	9,171	4,565
Lease and concession in installments	(146,467)	(183,084)	(219,700)	(109,850)	(73,233)
Lease	(447,011)	(447,729)	(448,451)	(446,296)	(445,585)
Derivative financial instruments	(993,288)	(2,534,024)	(2,268,366)	(2,771,263)	(2,884,394)
Loans, borrowings and debentures	(2,319,734)	(2,643,462)	(3,053,829)	(1,610,620)	(2,274,093)
Other financial liabilities	(119,769)	(146,869)	(173,969)	(92,668)	(65,568)
Loss before tax	(2,001,488)	(3,717,452)	(3,421,132)	(3,798,996)	(5,015,001)

The probable scenario considers the estimated interest rate, made by a specialized third party and Central Bank of Brazil, as follows:

		Scenarios
	Probable	25%	50%	(25)%	(50)%
SELIC	13.35%	16.69%	20.03%	10.02%	6.68%
CDI	13.25%	16.57%	19.88%	9.94%	6.63%
TJLP462 (TJLP + 1% p.a.)	8.00%	9.75%	11.50%	6.25%	4.50%
TJLP	7.00%	8.75%	10.50%	5.25%	3.50%
IPCA	4.98%	6.23%	7.47%	3.74%	2.49%
IGP-M	4.45%	5.56%	6.67%	3.34%	2.22%
Libor	4.43%	5.54%	6.64%	3.32%	2.21%
Fed Funds	5.25%	6.56%	7.88%	3.94%	2.63%

iii.     Price risk
  Electricity

Electricity operations were traded on an active market and recorded at fair value through profit or loss, based on the difference between the contracted price and the market price of outstanding contracts as of the date of the statement of financial position.

This fair value is estimated mainly based on the price quotations used in the active over-the-counter market, insofar as such observable market data exist, and, to a lesser extent, by the use of valuation techniques that consider prices established in operations of purchase and sale and market prices estimated by specialized entities, when such information is available.

The following are the balances pertaining to our open electricity transactions:

	December 31,2022			December 31,2021
	Assets	Liabilities	Net Income	Assets	Liabilities	Net Income
Electricity trading	—	—	—	69,576	(317,699)	(248,123)

In July 2022, the subsidiary Compass Comercialização S.A. entered into an instrument for the Assignment of Electricity Purchase and Sale Agreements with WX Energy Comercializadora de Energia Ltda., an indirect subsidiary of Raízen S.A. Through this market-based transaction, the Company transferred all contracts with maturities after 2022.

  Natural gas

Natural gas derivative transactions were conducted with bank counterparties and recognized at fair value through profit or loss, based on the difference between the contracted price and the market price of outstanding contracts as of the date of the statement of financial position.

These are our open positions in natural gas derivatives:

			Scenarios
Instrument	Risk factor	Probable	25%	50%	(25)%	(50)%
Brent derivatives – options	Price variation US$/bbl	21,744	21,878	64,345	127,602	3,508
  Shares and options

We are exposed to market risks as a result of the fluctuating prices of certain equity securities and option instruments. Our exposure to changes in the price of equity securities is primarily derived from Vale's common shares purchased on the spot market, which, as of October 31, 2022, represent 1.55% (1.57% on December 31, 2022) of the outstanding shares.

Additionally, we entered into equity derivative contracts consisting of a combination of call and put positions (collar) that limit the risk of devaluation of the value of the shares while allowing Cosan Oito to participate in the appreciation of the shares - equal to 3.31% of Vale's outstanding shares as of October 31, 2022 (3.35% on December 31, 2022). On maturity, these contracts are expected to offset declines in the fair value of these securities below the per-share hedge price, allowing us to retain a portion of the positive valuation of the per-share hedge price to the relevant price cap. Actual per-share contract hedge prices will vary based on average share prices in effect when the contracts were entered into. Actual maximum contract prices vary based on each contract’s maturity and terms, among other factors. If any of these contracts are terminated before their scheduled maturity date due to the occurrence of a contract-specified event, we will be required to repay the related secured debt minus the sum of the fair values of the underlying shares and equity collar, calculated on the date of termination. Finally, exposures resulting from derivatives are reflected in the Call Spread structure, representing an additional potential of 1.57% of Vale's outstanding shares as of December 31, 2022. In this structure, the Company does not own the shares, but it does possess an instrument that enables it to acquire the additional shares through a derivative structure. The calculated values in the aforementioned structure's sensitivity analysis reflect the impacts of the intrinsic values of the options on the valuation or devaluation of the shares.

In our consolidated statement of financial positions, the underlying shares and equity collars are recognized at fair value, while secured debt is recorded at principal amount, net of capitalized transaction costs. These transaction costs are amortized over the respective debt's term.

In addition, we face risks associated with the share prices of CSAN3 and RAIL3. A derivative with a total return swap of 77,236,212 CSAN3 and 15,781,000 RAIL3 shares was contracted.

The sensitivity analysis considers the closing price of the shares, as shown below:

		Scenarios
Instrument	Probable	25%	50%	(25)%	(50)%
CSAN3	1,378,141	274,714	605,285	(386,428)	(716,999)
RAIL3	293,684	73,421	146,842	(73,421)	(146,842)
VALE3	6,254,192	1,563,548	3,127,096	(1,563,548)	(3,127,096)
VALE3 (Collar)	13,332,000	2,744,775	2,744,775	(520,500)	(520,500)
VALE3 (Call Spread)	716,586	1,541,654	1,541,654	(69,748)	(69,748)

			Scenarios
Share	December 31,2022	Probable	25%	50%	(25)%	(50)%
CSAN3	17.12	17.12	21.40	25.68	12.84	8.56
RAIL3	18.61	18.61	23.26	27.92	13.96	9.31
VALE3	88.88	88.88	111.10	133.32	66.66	44.44

Concerning item (i).c of Note 1.3, the combination of derivative instruments is configured as a call spread, a structure that limits the Company's exposure to share price fluctuations. On December 31, 2022, the total value of the position was R$6,391,961. Assuming a share price increase of up to 50%, the Company would experience a limited positive impact of R$1,541,654 and a limited negative impact of R$69,748 if the share price decreased by up to 50%.

b)     Credit risk

The Company's regular operations expose it to the risk of default when customers, suppliers, and counterparties are unable to fulfill their financial commitments or other obligations. The Company seeks to mitigate this risk by conducting transactions with a diverse group of counterparties. However, the Company's operations remain susceptible to the unanticipated financial failures of third parties. The credit risk exposure was as follows:

	December 31,2022	December 31,2021
Cash and cash equivalents	13,301,716	16,174,130
Trade receivables	3,927,542	2,745,853
Marketable securities	2,513,574	4,388,007
Restricted cash	139,933	58,990
Derivative financial instruments	4,151,752	4,732,926
Receivables from related parties	476,542	416,491
Receivable dividends and interest on equity	161,147	519,965
Other financial assets	89,238	320,193
	24,761,444	29,356,555

The Company is exposed to risks related to its cash management activities and temporary investments.

The majority of liquid assets are invested in government bonds and other bank investments. The treasury department manages the credit risk of bank and financial institution balances in accordance with the Company's policy.

The credit risk associated with lease receivables is divided into two customer categories: (i) Level 1 and (ii) Level 2. The majority of investment properties are leased to customers classified as Level 1, with no history of late payments or default and a solid financial standing. In order to mitigate the credit risk associated with lease receivables, the Company's policy restricts its exposure to Level 2 customers. The risk associated with accounts receivable related to the sale of investment properties is mitigated by granting land ownership to the customer only after receiving a down payment for the transaction. In addition, the transfer of ownership is contingent upon receipt of all outstanding payments.

Only approved counterparties and within the credit limits assigned to each counterparty may invest surplus funds. Credit limits for counterparties are reviewed annually and may be modified throughout the period. The limits are established to minimize the concentration of risks and, consequently, to mitigate financial loss caused by potential counterparty default. The credit risk of cash and cash equivalents, marketable securities, restricted cash, and derivative financial instruments is determined by widely accepted market rating instruments and is structured as follows:

	December 31,2022	December 31,2021
AAA	16,769,858	23,080,390
AA	3,133,455	2,239,266
A	138,478	—
BBB	—	34,397
Not rated	65,184	—
	20,106,975	25,354,053

c)     Liquidity risk

The Company's strategy for managing liquidity is to ensure, whenever possible, that it has sufficient liquidity to meet its liabilities when they are due, under normal and stressed conditions, without incurring unacceptable losses or risking reputational harm.

The Company's financial liabilities (based on contracted undiscounted cash flows) are categorized by maturity dates as follows:

	December 31,2022					December 31,2021
	Up to 1 year	From 1 to 2 years	From 3 to 5 years	Over 5 years	Total	Total
Loans, borrowings and debentures	(4,844,717)	(5,822,518)	(12,609,628)	(39,923,264)	(63,200,127)	(57,375,287)
Trade payables	(4,379,851)	—	—	—	(4,379,851)	(3,253,504)
Other financial liabilities	(924,562)	—	—	—	(924,562)	(726,423)
Installment of tax debts	(53,520)	(2,077)	(89)	(153,074)	(208,760)	(200,664)
Leases	(434,903)	(420,692)	(929,060)	(14,652,184)	(16,436,839)	(15,631,812)
Lease and concession in installments	(196,384)	(192,639)	(188,331)	(559,819)	(1,137,173)	(1,185,076)
Payable to related parties	(387,736)	—	—	—	(387,736)	(287,609)
Dividends payable	(892,006)	—	—	—	(892,006)	(799,634)
Derivative financial instruments	(1,590,774)	(2,498,419)	1,232,960	2,772,107	(84,126)	6,313,208
	(13,704,453)	(8,936,345)	(12,494,148)	(52,516,234)	(87,651,180)	(73,146,801)

d)    Capital management risk

The Company's policy is to maintain a solid capital base to foster the confidence of its parent companies, creditors, and the market, and to ensure the business's future growth. Management ensures that the return on capital, which the Company defines as the result of its operating activities divided by its total shareholders' equity, is sufficient for each of its businesses.